Income Taxes (Details)	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 HKD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 CNY (¥)
Income Taxes (Details) [Line Items]
Provision of valuation allowance (in Yuan Renminbi) | ¥	¥ 79,300,503			¥ 4,035,707
Reversal of valuation allowance (in Yuan Renminbi) | ¥	¥ 965,770			¥ 26,829,989
Singapore [Member]
Income Taxes (Details) [Line Items]
Applicable tax rate	17.00%	17.00%	17.00%
PRC [Member]
Income Taxes (Details) [Line Items]
Statutory tax rate	15.00%	15.00%	15.00%
Enterprise income tax rate	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%
USA [Member]
Income Taxes (Details) [Line Items]
Statutory tax rate	21.00%	21.00%	21.00%
PRC [Member]
Income Taxes (Details) [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%
Up To Two Million [Member] | Hong Kong [Member]
Income Taxes (Details) [Line Items]
Applicable tax rate	8.25%	8.25%	8.25%
Assessable profits (in Dollars) | $		$ 2,000,000
Over Two Million [Member] | Hong Kong [Member]
Income Taxes (Details) [Line Items]
Applicable tax rate	16.50%	16.50%	16.50%
Assessable profits (in Dollars) | $		$ 2,000,000
First Exemption [Member] | Singapore [Member]
Income Taxes (Details) [Line Items]
Effect of income tax exemption rate	75.00%	75.00%	75.00%
Income tax reconciliation tax exemptible income	¥ 470,000		$ 100,000
Second Exemption [Member] | Singapore [Member]
Income Taxes (Details) [Line Items]
Effect of income tax exemption rate	50.00%	50.00%	50.00%
Income tax reconciliation tax exemptible income	¥ 470,000		$ 100,000